ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 100.1%
CONSUMER DISCRETIONARY 10.4%
Hotels, Restaurants & Leisure 2.6%
International Game Technology	2,200,000	91,300
Marriott, Class A	1,400,000	54,096
Wynn Resorts (1)	1,270,000	86,373
		231,769
Household Durables 1.6%
Fortune Brands	310,000	23,284
Garmin	1,092,100	53,273
Harman International	860,000	71,758
		148,315
Internet & Catalog Retail 0.7%
Amazon.com (1)	1,960,000	62,955
		62,955
Media 1.4%
Grupo Televisa ADR	1,500,000	31,890
McGraw-Hill	25,000	1,451
Time Warner	2,200,000	40,106
Viacom, Class B (1)	1,300,000	48,334
		121,781
Multiline Retail 2.8%
Kohl's (1)	2,380,000	154,510
Target	1,825,000	100,831
		255,341
Specialty Retail 1.3%
Bed Bath & Beyond (1)	200,000	7,652
Best Buy	500,000	26,780
Home Depot	2,390,000	86,685
		121,117
Total Consumer Discretionary		941,278
CONSUMER STAPLES 5.1%
Beverages 1.0%
PepsiCo	1,360,000	88,754
		88,754
Food & Staples Retailing 2.6%
CVS	1,760,000	56,531
Sysco	1,100,000	36,795
Wal-Mart	2,800,000	138,096
		231,422
Household Products 1.5%
Procter & Gamble	2,260,000	140,075
		140,075
Total Consumer Staples		460,251
ENERGY 7.0%
Energy Equipment & Services 4.5%
Baker Hughes	1,375,000	93,775
Schlumberger	3,020,000	187,331
Smith International	3,250,000	126,100
		407,206
Oil, Gas & Consumable Fuels 2.5%
CONSOL Energy	610,000	19,355
EOG Resources	130,000	8,456
ExxonMobil	1,700,000	114,070
Murphy Oil	820,000	38,991
Total ADR	740,000	48,796
		229,668
Total Energy		636,874
FINANCIALS 21.4%

Capital Markets 12.4%
Ameriprise Financial	100,000	4,690
Charles Schwab	4,600,000	82,340
E*TRADE Financial (1)	3,340,000	79,893
Franklin Resources	1,210,000	127,957
Goldman Sachs	662,000	111,991
Legg Mason	880,000	88,757
Mellon Financial	730,000	28,543
Merrill Lynch	1,000,000	78,220
Morgan Stanley	1,150,000	83,846
Northern Trust	1,330,000	77,712
State Street	2,620,000	163,488
TD Ameritrade Holding	3,520,000	66,352
UBS (CHF)	2,170,000	129,801
		1,123,590
Commercial Banks 0.9%
Wells Fargo	2,360,000	85,385
		85,385
Consumer Finance 2.9%
American Express	2,500,000	140,200
SLM Corporation	2,300,000	119,554
		259,754
Diversified Financial Services 1.9%
Chicago Mercantile Exchange Holdings	55,000	26,304
Citigroup	3,000,000	149,010
		175,314
Insurance 3.0%
American International Group	2,350,000	155,711
Hartford Financial Services	750,000	65,062
Prudential Financial	700,000	53,375
		274,148
Thrifts & Mortgage Finance 0.3%
Countrywide Credit	740,000	25,930
		25,930

Total Financials		1,944,121
HEALTH CARE 19.9%

Biotechnology 4.8%
Amgen (1)	2,000,000	143,060
Celgene (1)	1,150,000	49,795
Genentech (1)	1,325,000	109,578
Genzyme (1)	220,000	14,843
Gilead Sciences (1)	1,760,000	120,912
		438,188
Health Care Equipment & Supplies 2.6%
Alcon	128,500	14,713
Medtronic	2,120,000	98,453
St. Jude Medical (1)	1,550,000	54,699
Stryker	1,420,000	70,418
		238,283
Health Care Providers & Services 8.0%
Aetna	1,700,000	67,235
Cardinal Health	400,000	26,296
Caremark RX	2,450,000	138,842
DaVita (1)	160,000	9,259
Humana (1)	1,150,000	76,004
Medco (1)	640,000	38,470
Quest Diagnostics	770,000	47,093
UnitedHealth Group	4,370,000	215,004
WellPoint (1)	1,400,000	107,870
		726,073
Pharmaceuticals 4.5%
Allergan	325,000	36,598
Johnson & Johnson	610,000	39,613
Novartis (CHF)	1,180,000	68,885
Pfizer	2,450,000	69,482
Roche Holding (CHF)	400,000	69,156
Sepracor (1)	1,150,000	55,706
Wyeth	1,270,000	64,567
		404,007
Total Health Care		1,806,551
INDUSTRIALS & BUSINESS SERVICES 10.0%
Aerospace & Defense 2.0%
General Dynamics	1,120,000	80,270
Honeywell International	1,000,000	40,900
Rockwell Collins	550,000	30,162
United Technologies	470,000	29,775
		181,107
Industrial Conglomerates 4.4%
GE	10,200,000	360,060
Tyco International	1,300,000	36,387
		396,447
Machinery 3.3%
Danaher	3,340,000	229,357
Deere	93,300	7,829
Illinois Tool Works	1,400,000	62,860
		300,046
Road & Rail 0.3%
Union Pacific	350,000	30,800
		30,800
Total Industrials & Business Services		908,400
INFORMATION TECHNOLOGY 22.2%
Communications Equipment 4.4%
Cisco Systems (1)	7,000,000	161,000
Corning (1)	2,000,000	48,820
Juniper Networks (1)	3,650,000	63,072
LM Ericsson (SEK)	10,900,000	37,858
Motorola	400,000	10,000
Nokia ADR	3,650,000	71,868
QUALCOMM	300,000	10,905
		403,523
Computers & Peripherals 1.8%
Apple Computer (1)	1,300,000	100,139
Dell (1)	950,000	21,698
EMC (1)	3,400,000	40,732
		162,569
Internet Software & Services 3.6%
eBay (1)	950,000	26,942
Google, Class A (1)	437,000	175,630
Monster Worldwide (1)	860,000	31,124
Yahoo! (1)	3,800,000	96,064
		329,760
IT Services 1.8%
Automatic Data Processing	2,320,000	109,829
First Data	1,060,000	44,520
Paychex	200,000	7,370
		161,719
Semiconductor & Semiconductor Equipment 5.9%
Analog Devices	1,700,000	49,963
Applied Materials	2,800,000	49,644
Intel	2,300,000	47,311
Linear Technology	1,900,000	59,128
Marvell Technology Group (1)	4,600,000	89,102
Maxim Integrated Products	3,470,000	97,403
Texas Instruments	2,230,000	74,147
Xilinx	3,400,000	74,630
		541,328
Software 4.7%
Adobe Systems (1)	1,600,000	59,920
Intuit (1)	960,000	30,806
Microsoft	8,600,000	235,038
Oracle (1)	5,500,000	97,570
		423,334
Total Information Technology		2,022,233
MATERIALS 0.8%
Chemicals 0.8%
Monsanto	1,600,000	75,216
Total Materials		75,216
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 0.7%
Telus	1,100,000	61,567
		61,567
Wireless Telecommunication Services 2.6%
America Movil ADR, Series L	2,000,000	78,740
American Tower Systems, Class A (1)	3,025,000	110,413
Rogers Communications, Class B	830,000	45,542
		234,695
Total Telecommunication Services		296,262
Total Common Stocks (Cost $6,905,560)		9,091,186
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	1,000	1
Total Short-Term Investments (Cost $1)		1

Total Investments in Securities
100.1% of Net Assets (Cost $6,905,561)		$9,091,187

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
ADR	American Depository Receipts
CHF	Swiss Franc
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $6,905,561,000. Net unrealized gain aggregated $2,185,629,000 at period-end, of which $2,341,708,000 related to appreciated investments and $156,079,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $844,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $1,000 and $56,348,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006